OTHER CURRENT LIABILITIES (Schedule of Other Current Liabilities)(Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OTHER CURRENT LIABILITIES [Abstract]
Accrued salaries and fringe benefits	$ 8,056	$ 6,905
Accrued warranty costs (See B below)	3,883	2,356	$ 2,402
Governmental institutions	3,338	1,431
Other	719	1,914
Other current liabilities	$ 15,996	$ 12,606